Digital Assets - Schedule of Crypto Currencies Holdings (Details)	Dec. 31, 2025 USD ($) Bitcoin	Mar. 06, 2025 USD ($)
Schedule of Crypto Currencies Holdings [Line Items]
Unit | Bitcoin	43,515
Cost Basis	$ 3,692,852,376
Fair Value	$ 3,799,545,125
Bitcoin [Member]
Schedule of Crypto Currencies Holdings [Line Items]
Unit | Bitcoin	43,515
Cost Basis	$ 3,692,852,376
Fair Value	$ 3,799,545,125